ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Credit Loss [Abstract]
Accounts receivable from third-party customers	$ 1,653	$ 183,690
Less: allowance for doubtful accounts	0	0
Total accounts receivable from third-party customers, net	1,653	183,690
Add: accounts receivable - related party	0	286,272
Total accounts receivable, net	$ 1,653	$ 469,962